As filed with the SEC on August 25, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02273
TRANSAMERICA INCOME SHARES, INC.
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: March 31
Date of reporting period: April 1, 2011 — June 30, 2011

Item 1. Schedule of Investments.
The unaudited Schedule of Investments of Registrant as of June 30, 2011 is attached.
Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS
At June 30, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bond 2.63%, 11/15/2020		$1,190	$1,146
U.S. Treasury Inflation Indexed Bond 2.50%, 01/15/2029		943	1,095
U.S. Treasury Note
1.38%, 05/15/2013		1,000	1,017
2.13%, 12/31/2015 ^		1,390	1,427
3.50%, 05/15/2020		630	658

Total U.S. Government Obligations (cost $5,157)			5,343

U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
Freddie Mac, IO 5.00%, 08/01/2035		3,779	802
Total U.S. Government Agency Obligation (cost $945)

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
Canada Housing Trust No. 1 3.15%, 06/15/2015 - 144A	CAD	1,500	1,604
Republic of Chile 5.50%, 08/05/2020	CLP	576,000	1,243
United Mexican States
7.00%, 06/19/2014	MXN	12,000	1,064
7.50%, 06/21/2012	MXN	17,500	1,534

Total Foreign Government Obligations (cost $4,863)			5,445

MORTGAGE-BACKED SECURITIES - 9.4%
American General Mortgage Loan Trust
Series 2009-1, Class A6 5.75%, 09/25/2048 - 144A *		$1,050	1,062
American Tower Trust
Series 2007-1A, Class D 5.96%, 04/15/2037 - 144A		1,065	1,133
BCAP LLC Trust
Series 2009-RR3, Class 2A1 5.53%, 05/26/2037 - 144A *		257	260
Series 2009-RR6, Class 2A1 5.24%, 08/26/2035 - 144A *		904	855
Series 2009-RR10, Class 2A1 3.07%, 08/26/2035 - 144A *		651	648
Series 2009-RR13, Class 13A3 5.25%, 03/26/2037 - 144A *		592	598
Series 2009-RR14, Class 1A1 6.02%, 05/26/2037 - 144A *		774	795
Series 2010-RR1, Class 12A1 5.25%, 08/26/2036 - 144A *		803	831
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11 3.75%, 08/26/2035 - 144A *		679	675
Jefferies & Co., Inc.
Series 2009-R2, Class 2A 6.08%, 12/26/2037 - 144A *		433	427
Series 2009-R7, Class 1A1 5.48%, 02/26/2036 - 144A *		692	704
Series 2009-R7, Class 4A1 3.05%, 09/26/2034 - 144A *		701	687
Series 2009-R7, Class 10A3 6.00%, 12/26/2036 - 144A		337	335
Series 2009-R7, Class 12A1 5.20%, 08/26/2036 - 144A *		386	387
Series 2009-R7, Class 16A1 5.48%, 12/26/2036 - 144A *		34	34
Series 2009-R9, Class 1A1 5.57%, 08/26/2046 - 144A *		610	609
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB 6.00%, 06/15/2049 *		670	715
JP Morgan Re-REMIC
Series 2009-7, Class 8A1 5.53%, 01/27/2047 - 144A *		623	633
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A 3.91%, 06/25/2043 - 144A		720	717
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6 5.25%, 10/25/2033		825	828
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1 4.10%, 06/25/2033 *		237	242
Series 2003-L, Class 1A2 4.50%, 11/25/2033 *		195	195

Total Mortgage-Backed Securities (cost $12,920)			13,370

ASSET-BACKED SECURITIES - 2.9%
America West Airlines Pass-Through Trust
Series 2000-1, Class G 8.06%, 07/02/2020		676	703
Continental Airlines Pass-Through Trust
Series 1997-1, Class A 7.46%, 04/01/2015		972	981
Gazprom OAO Via GAZ Capital SA 8.13%, 07/31/2014 - 144A		940	1,069
UAL Pass-Through Trust
Series 2009-1 10.40%, 11/01/2016		1,182	1,341

Total Asset-Backed Securities (cost $3,878)			4,094

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp. 6.00%, 11/01/2015 §		835	851
State of California 7.95%, 03/01/2036		1,035	1,132

Total Municipal Government Obligations (cost $1,871)			1,983

PREFERRED CORPORATE DEBT SECURITIES - 6.2%
Commercial Banks - 3.0%
PNC Financial Services Group, Inc. 8.25%, 05/21/2013 * Ž ^		1,250	1,322
Rabobank Nederland NV 11.00%, 06/30/2019 - 144A * Ž		1,095	1,397
Wells Fargo & Co. - Series K 7.98%, 03/15/2018 * Ž ^		1,440	1,555
Diversified Financial Services - 2.1%
JPMorgan Chase Capital XXV - Series Y 6.80%, 10/01/2037		1,000	989
ZFS Finance USA Trust II 6.45%, 06/15/2016- 144A * Ž		1,930	1,959
Insurance - 1.1%
Reinsurance Group of America, Inc. - Series A 6.75%, 12/15/2065 *		1,640	1,567

Total Preferred Corporate Debt Securities (cost $8,000)			8,789

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

CORPORATE DEBT SECURITIES - 66.2%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide, Inc. 9.75%, 11/17/2015	BRL	1,200	$813
Beverages & More, Inc. 9.63%, 10/01/2014 -144A		$365	387
Building Products - 0.4%
Voto-Votorantim Overseas Trading Operations NV 6.63%, 09/25/2019 - 144A^		600	634
Capital Markets -1.6%
BP Capital Markets PLC 4.74%, 03/11/2021 ^		790	815
Macquarie Group, Ltd. 6.25%, 01/14/2021 - 144A		1,385	1,384
Commercial Banks - 5.8%
Barclays Bank PLC 10.18%, 06/12/2021 - 144A		1,212	1,521
BBVA Bancomer SA 7.25%, 04/22/2020 - 144A^		800	840
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015		1,600	1,687
5.00%, 01/17/2017		1,000	1,082
Regions Bank 7.50%, 05/15/2018 ^		1,465	1,532
Zions Bancorporation 7.75%, 09/23/2014		1,400	1,535
Commercial Services & Supplies - 0.6%
Steelcase, Inc. 6.38%, 02/15/2021		800	832
Consumer Finance - 1.0%
Block Financial LLC 5.13%, 10/30/2014 ^		700	726
Springleaf Finance Corp. 6.90%, 12/15/2017		720	661
Containers & Packaging - 1.9%
Graphic Packaging International, Inc. 9.50%, 06/15/2017 ^		2,375	2,600
Distributors - 0.4%
Edgen Murray Corp. 12.25%, 01/15/2015 ^		495	499
Diversified Financial Services - 14.7%
Aviation Capital Group Corp. 7.13%, 10/15/2020 -144A		1,500	1,550
Cemex Finance LLC 9.50%, 12/14/2016 -144A		1,200	1,241
CIT Group, Inc. 7.00%, 05/01/2014 ^		516	522
Fibria Overseas Finance, Ltd. 6.75%, 03/03/2021 - 144A		755	791
Glencore Funding LLC 6.00%, 04/15/2014 - 144A		1,500	1,632
GTP Towers Issuer LLC 4.44%, 02/15/2015 - 144A		1,305	1,361
International Lease Finance Corp.
6.25%, 05/15/2019		1,440	1,407
6.50%, 09/01/2014 - 144A		1,375	1,458
Irish Life & Permanent Group Holdings PLC 3.60%, 01/14/2013 - 144A		1,500	1,261
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^		1,145	1,191
9.88%, 08/15/2018 ^		35	36
Oaktree Capital Management, LP 6.75%, 12/02/2019 -144A		1,110	1,176
QHP Royalty Sub LLC 10.25%, 03/15/2015 -144A		548	560
Rio Tinto Finance USA, Ltd. 9.00%, 05/01/2019 ^		700	928
Selkirk Cogen Funding Corp. — Series A 8.98%, 06/26/2012		368	375
Stone Street Trust 5.90%, 12/15/2015 -144A		1,400	1,467
TNK-BP Finance SA 7.50%, 03/13/2013 -144A		680	738
Unison Ground Lease Funding LLC 6.39%, 04/15/2020 -144A		1,515	1,599
WCP Wireless Site Funding LLC 6.83%, 11/15/2015 -144A		1,430	1,452
Diversified Telecommunication Services - 2.3%
EH Holding Corp.
6.50%, 06/15/2019 -144A		200	204
7.63%, 06/15/2021 - 144A^		70	71
Sprint Capital Corp. 8.38%, 03/15/2012		1,300	1,352
West Corp. 7.88%, 01/15/2019 -144A		180	175
Windstream Corp. 8.63%, 08/01/2016		1,445	1,504
Electric Utilities - 0.9%
Intergen NV 9.00%, 06/30/2017 -144A		1,225	1,295
Electrical Equipment - 1.2%
Polypore International, Inc. 7.50%, 11/15/2017		1,440	1,523
Electronic Equipment & Instruments - 0.9%
Anixter, Inc. 5.95%, 03/01/2015 ^		1,200	1,212
Energy Equipment & Services - 1.0%
Enterprise Products Operating LLC — Series A 8.38%, 08/01/2066 *		600	650
Weatherford International, Ltd. 9.63%, 03/01/2019		545	703
Food & Staples Retailing - 1.6%
Ingles Markets, Inc. 8.88%, 05/15/2017		1,055	1,129
Stater Bros Holdings, Inc. 7.38%, 11/15/2018 -144A		35	36
SUPERVALU, Inc. 7.50%, 11/15/2014 ^		1,100	1,100
Food Products -1.7%
Arcor 7.25%, 11/09/2017 - 144A^		715	760
C&S Group Enterprises LLC 8.38%, 05/01/2017 - 144A^		721	738
Michael Foods, Inc. 9.75%, 07/15/2018 -144A		720	770
Health Care Providers & Services - 0.8%
Community Health Systems, Inc. 8.88%, 07/15/2015 ^		1,100	1,133
Hotels, Restaurants & Leisure - 1.1%
Firekeepers Development Authority 13.88%, 05/01/2015 -144A		625	722
MGM Resorts International 6.75%, 09/01/2012 ^		900	904

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Household Durables - 1.0%
Lennar Corp. 12.25%, 06/01/2017 ^	$450	$550
Sealy Mattress Co. 8.25%, 06/15/2014 ^	875	877
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.63%, 05/15/2019 - 144A	360	358
7.88%, 05/15/2021 - 144A ^	720	718
Insurance - 3.6%
American Financial Group, Inc. 9.88%, 06/15/2019	920	1,144
Chubb Corp. 6.38%, 03/29/2067 *	879	910
Fidelity National Financial, Inc. 6.60%, 05/15/2017	1,495	1,578
Hanover Insurance Group, Inc. 6.38%, 06/15/2021	865	860
Oil Insurance, Ltd. 3.23%, 08/11/2011 - 144A * Ž	675	618
IT Services - 0.8%
Cardtronics, Inc. 8.25%, 09/01/2018 ^	1,110	1,184
Machinery - 0.8%
American Railcar Industries, Inc. 7.50%, 03/01/2014	1,145	1,171
Media - 0.6%
Lions Gate Entertainment, Inc. 10.25%, 11/01/2016 -144A	775	789
Metals & Mining -1.7%
Anglo American Capital PLC 9.38%, 04/08/2019 - 144A	1,165	1,533
FMG Resources Property, Ltd. 7.00%, 11/01/2015 -144A	90	92
Thompson Creek Metals Co., Inc. 7.38%, 06/01/2018 - 144A	835	818
Multi-Utilities -1.0%
Black Hills Corp.
5.88%, 07/15/2020	700	738
9.00%, 05/15/2014	640	743
Oil, Gas & Consumable Fuels - 4.8%
Berry Petroleum Co. 10.25%, 06/01/2014	925	1,057
Connacher Oil and Gas, Ltd. 8.50%, 08/01/2019 -144A	650	618
Energy Transfer Equity, LP 7.50%, 10/15/2020	180	191
Lukoil International Finance BV 6.38%, 11/05/2014 -144A	880	966
Petrohawk Energy Corp. 7.25%, 08/15/2018	1,200	1,232
Petroleum Co., of Trinidad & Tobago, Ltd. 9.75%, 08/14/2019 - 144A	571	689
Petroleum Development Corp. 12.00%, 02/15/2018	400	444
Ras Laffan Liquefied Natural Gas Co., Ltd. III 6.75%, 09/30/2019 - 144A^	1,385	1,606
Paper & Forest Products - 1.3%
Ainsworth Lumber Co., Ltd. 11.00%, 07/29/2015 - 144A Ώ	1,292	1,195
Exopack Holding Corp. 10.00%, 06/01/2018 - 144A	720	715
Real Estate Investment Trusts - 3.1%
Entertainment Properties Trust 7.75%, 07/15/2020	1,285	1,449
Kilroy Realty, LP 6.63%, 06/01/2020	1,320	1,418
PPF Funding, Inc. 5.35%, 04/15/2012 -144A	1,515	1,550
Semiconductors & Semiconductor Equipment - 0.2%
Sensata Technologies BV 6.50%, 05/15/2019 - 144A^	325	324
Software - 0.3%
First Data Corp. 7.38%, 06/15/2019 - 144A	370	373
Specialty Retail - 1.3%
Michaels Stores, Inc. 11.38%, 11/01/2016 ^	1,100	1,171
Sally Holdings LLC 9.25%, 11/15/2014	750	780
Tobacco - 1.0%
Lorillard Tobacco Co. 8.13%, 06/23/2019	1,230	1,433
Transportation Infrastructure - 0.8%
Martin Midstream Partners LP 8.88%, 04/01/2018	1,100	1,155
Wireless Telecommunication Services - 4.4%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,965	1,976
6.11%, 01/15/2020 - 144A	1,415	1,544
Nextel Communications, Inc. - Series D 7.38%, 08/01/2015	1,300	1,300
SBA Tower Trust 5.10%, 04/15/2017 - 144A	1,350	1,407

Total Corporate Debt Securities (cost $87,267)		93,548

CONVERTIBLE BOND - 0.5%
Automobiles - 0.5%
Ford Motor Co. 4.25%, 11/15/2016	430	737
Total Convertible Bond (cost $430)

	Shares	Value

CONVERTIBLE PREFERRED STOCK - 1.1%
Diversified Financial Services - 1.1%
Vale Capital II 6.75%	17,000	1,571
Total Convertible Preferred Stock (cost $1,280)

PREFERRED STOCKS - 2.0%
Commercial Banks - 0.6%
BB&T Capital Trust VI 9.60% ^	29,500	793
Consumer Finance - 0.7%
Ally Financial, Inc. 8.50% *	44,800	1,121
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08% - 144A	852	966

Total Preferred Stocks (cost $2,695)		2,880

SECURITIES LENDING COLLATERAL - 12.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.22% ▲	17,270,235	17,270
Total Securities Lending Collateral (cost $17,270)

The notes are an integral part of this report.
Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.01% ▲, dated 06/30/2011, to be repurchased at $1,264 on 07/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/1/2025, with a value of $1,291	$1,264	$1,264
Total Repurchase Agreement (cost $1,264)

Total Investment Securities (cost $147,840) #		157,096
Other Assets and Liabilities - Net		(15,572)

Net Assets		$141,524

NOTES TO SCHEUDLE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $16,919.

*	Floating or variable rate note. Rate is listed as of 06/30/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 06/30/2011.

§	Illiquid. This security had a market value of $851, or 0.60%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $147,840. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,848 and $592, respectively. Net unrealized appreciation for tax purposes is $9,256.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 06/30/2011, these securities aggregated $62,097, or 43.85%, of the fund’s net assets.

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

IO	Interest Only

MXN	Mexican Peso

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	06/30/2011
Asset-Backed Securities	$—	$4,094	$—	$4,094
Convertible Bond	—	737	—	737
Convertible Preferred Stock	1,571	—	—	1,571
Corporate Debt Securities	—	93,548	—	93,548
Foreign Government Obligations	—	5,445	—	5,445
Mortgage-Backed Securities	—	13,370	—	13,370
Municipal Government Obligations	—	1,983	—	1,983
Preferred Corporate Debt Securities	—	8,789	—	8,789
Preferred Stocks	2,880	—	—	2,880
Repurchase Agreement	—	1,264	—	1,264
Securities Lending Collateral	17,270	—	—	17,270
U.S. Government Agency Obligation	—	802	—	802
U.S. Government Obligations	—	5,343	—	5,343
Total	$21,721	$135,375	$—	$157,096

Э	See the Notes to the Schedule of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The following is a summary of significant accounting policies followed by the Fund.
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at June 30, 2011 are listed in the Schedule of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at June 30, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund’s securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund seeks to increase its net investment income through the receipt of interest (after rebates and fees).
The value of loaned securities and related collateral outstanding at June 30, 2011 are shown in the Schedule of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.
NOTE 2. SECURITY VALUATIONS
All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying portfolios and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

Transamerica Income Shares, Inc.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
At June 30, 2011
(all amounts in thousands)
(unaudited)
NOTE 2. (continued)
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s Valuation Committee under the supervision of the Fund’s Board of Directors. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When the Fund uses fair valuation methods that use significant unobservable inputs to determine a security’s value, the Valuation Committee will use another method that is believed to accurately reflect fair market value and are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Fund’s investments, at June 30, 2011, is disclosed in the Valuation Summary of the Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended June 30, 2011.

Transamerica Income Shares, Inc.	June 30, 2011 Form N-Q

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc. (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: August 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer

Date:	August 25, 2011

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer

Date:	August 25, 2011